PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets [Line Items]
Value	$ 70,807
Avolon Aerospace AOE 62 Limited [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Seven letters of credit
Value	$ 3,554
Release date	Feb. 05, 2021
Bank of Utah [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 2,000
Release date	Mar. 24, 2021
Ge Capital Aviation Services Ltd. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Three letters of credit
Value	$ 12,198
Release date	Jan. 20, 2021
Orix Aviation Systems Limited [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Three letters of credit
Value	$ 8,445
Release date	Nov. 26, 2021
Wells Fargo Bank [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Six letters of credit
Value	$ 11,870
Release date	Feb. 04, 2021
BBAM [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Two letters of credit
Value	$ 1,695
Release date	Jan. 14, 2021
Merlin Aviation Leasing (Ireland) 18 Limited [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	Two letters of credit
Value	$ 3,852
Release date	Mar. 15, 2021
RB Comercial Properties 49 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets [Line Items]
Debtor
Type
Value
Release date
Empreendimentos Imobiliarios LTDA [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	One letter of credit
Value	$ 27,193
Release date	Apr. 29, 2021